Restructuring - Summary of Activity of Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 61
Expense	4,760	6,094
Restructuring Reserve, Ending Balance	130	4,886
Centralized Shared Services Function [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance		4,291	4,291
Expense	284	1,647	2,410	8,825
Cash payments	(197)	(2,353)	(6,554)	(4,534)
Utilization of reserve	(87)	(258)	(147)
Restructuring Reserve, Ending Balance		3,327		4,291
Joint Venture Agreement With FMEA [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	2,054	23,228	23,228
Expense	725	797	7,971	39,615
Reorganization initiative transfer				1,877
Cash payments and foreign exchange translation	(1,032)	(4,615)	(25,299)	(18,264)
Utilization of reserve			(3,846)
Restructuring Reserve, Ending Balance	1,747	19,410	2,054	23,228
Restructuring of Facilities in Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	13,507
Expense	2,004		20,752
Cash payments and foreign exchange translation	(6,621)		(7,083)
Utilization of reserve			(162)
Restructuring Reserve, Ending Balance	8,890		13,507
Employee Separation Costs [Member] | Centralized Shared Services Function [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance		3,443	3,443
Expense		237	(395)	3,489
Cash payments		(353)	(3,048)	(46)
Restructuring Reserve, Ending Balance		3,327		3,443
Employee Separation Costs [Member] | Joint Venture Agreement With FMEA [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	2,054	23,228	23,228
Expense	145	(35)	2,385	32,995
Reorganization initiative transfer				1,877
Cash payments and foreign exchange translation	(452)	(3,783)	(23,559)	(11,644)
Restructuring Reserve, Ending Balance	1,747	19,410	2,054	23,228
Employee Separation Costs [Member] | Restructuring of Facilities in Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	13,507
Expense	2,004		19,330
Cash payments and foreign exchange translation	(6,621)		(5,823)
Restructuring Reserve, Ending Balance	8,890		13,507
Other Exit Costs [Member] | Centralized Shared Services Function [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance		848	848
Expense	197	1,152	2,658	5,336
Cash payments	(197)	(2,000)	(3,506)	(4,488)
Restructuring Reserve, Ending Balance				848
Other Exit Costs [Member] | Joint Venture Agreement With FMEA [Member]
Restructuring Cost and Reserve [Line Items]
Expense	580	832	1,740	6,620
Cash payments and foreign exchange translation	(580)	(832)	(1,740)	(6,620)
Other Exit Costs [Member] | Restructuring of Facilities in Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance
Expense			1,260
Cash payments and foreign exchange translation			(1,260)
Restructuring Reserve, Ending Balance
Asset Impairments [Member] | Centralized Shared Services Function [Member]
Restructuring Cost and Reserve [Line Items]
Expense	87	258	147
Utilization of reserve	(87)	(258)	(147)
Asset Impairments [Member] | Joint Venture Agreement With FMEA [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance
Expense			3,846
Cash payments and foreign exchange translation
Utilization of reserve			(3,846)
Restructuring Reserve, Ending Balance
Asset Impairments [Member] | Restructuring of Facilities in Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance
Expense			162
Cash payments and foreign exchange translation
Utilization of reserve			(162)
Restructuring Reserve, Ending Balance